SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been applied consistently to all the years presented.

A. Basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These consolidated financial statements were authorized for issuance by the Board of Directors on March 16, 2023.

B. Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries) made up to December 31 of each year. Control is achieved when the Company:

●	Has the power over the investee
●	Is exposed, or has rights, to variable returns from its involvement with the investee
●	Has the ability to use its power to affect its returns

The Company reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Where necessary, adjustments are made to the financial statements of subsidiaries to ensure subsidiaries’ accounting policies are in line with Company’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses, and cash flows relating to transactions between the members of the Company and its subsidiaries are eliminated on consolidation.

C. Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars, which is the Company’s functional currency. All amounts have been rounded to the nearest thousands of dollars, unless otherwise noted.

D. Foreign currency

Foreign currency transactions and balances

Transactions in foreign currencies are initially recognized in the financial statements using exchange rates prevailing on the date of transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the relevant functional currency at the exchange rates prevailing at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary assets and liabilities denominated in a foreign currency and measured at historical cost are translated at the exchange rate prevalent at the date of transaction. Foreign currency differences arising on translation are recognized in the income statement for determination of net profit or loss during the period.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to the functional currency at exchange rates at the reporting date. The income and expenses of foreign operations and cash flows are translated using average exchange rates during the period. Any differences arising on such translation are recognized in other comprehensive income. Such differences are included in the foreign currency translation reserve “FCTR” within other components of equity. When a foreign operation is disposed of, in part or in full, the relevant amount in the FCTR is transferred to profit or loss.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

E. Operating segments

In measuring its performance, the Company does not distinguish or group its operations on a geographical or on any other basis, and accordingly has a single reportable operating segment. Management has applied judgment by consolidating its cost generating units (CGU) into one single reportable segment for disclosure purposes. Such judgment considers the nature of the operations, and an expectation of operating segments within a reportable segment, which have similar long-term economic characteristics.

The Company’s Chief Executive Officer is the chief operating decision maker, and regularly reviews operations and performance on an aggregated basis. The Company does not have any significant customers or any significant groups of customers.

F. Reclassification

Certain prior year amounts in the consolidated financial statements and the notes thereto have been reclassified where necessary to conform to the current year presentation. These reclassifications did not affect the prior period total assets, total liabilities, stockholders’ deficit, net loss or net cash used in operating activities.

G. Revenue from contracts with customers

The Company generates substantially all its revenue from commissions from the sale of real estate properties. Other sources of revenue include fee income from the brokerage-platform and other revenues relating to auxiliary services.

The Company is contractually obligated to provide services for the fulfillment of transfer of real estate between agents, buyers, and sellers. The Company satisfies its performance obligations through closing of a transaction and provides services between the agents and buyers and sellers as a principal. Accordingly, the Company will recognize revenues in the gross amount of consideration, to which it expects to be entitled to.

Please see Note 10 for more Information about the Company’s revenues from contracts with customers.

Performance obligations and revenue recognition policies

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue upon the satisfaction of its performance obligation when it transfers control over a good or service to a customer.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and related revenue recognition policies.

Type of product or service	Nature of timing of satisfaction of performance obligations including significant payment terms	Revenue recognition policies
Commissions from real estate contracts	Customers obtain control of real estate property on the closing date, which ordinarily when consideration is received	Revenue is recognized at a point in time as the purchase agreement is closed and the sale is executed
Service contracts with real estate agents	Under service contracts with real estate agents, they enroll in an annual subscription plan to use the tech-platform	Revenue is recognized over time as the company provides promised services to real estate agents on a paid subscription plan
Title Fees (Escrow and Title Insurance)	Customers obtain control of real estate property on the closing date, which ordinarily when consideration is received	Revenue is recognized at a point in time when the transaction is closed and paid
Mortgage Broker	Customers obtain control of real estate property on the closing date, which ordinarily when consideration is received	Revenue is recognized at a point in time when the loan has been funded

H. Share based compensation

The Company’s real estate agents receive remuneration in the form of share-based compensation transactions, whereby those agents are entitled to restricted share units. In addition, the Company grants its employees and members of the board of directors remuneration in the form of share-based compensation transactions, whereby employees and the board of directors render services in consideration for equity instruments.

Share-based payment arrangements

The grant-date fair value excluding the effect of non-market equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

Restricted share unit plan

Under the restricted share unit plans, eligible participants receive restricted share units (RSUs), which generally vest over a period of one to three years. The expense in relation to RSUs earned in recognition of personal performance conditions is recognized at grant-date fair value during the applicable vesting period based on the best available estimate of the number of equity instruments expected to vest with a corresponding increase in stock–based payments reserve. The expense in relation to RSUs purchased in the agent stock purchase plan are recognized at grant-date fair value with a corresponding increase in equity. Please see Note 13.D for more information about the Company’s restricted share unit.

I. Income tax

Income tax expenses comprise of current and deferred tax. It is recognized in profit or loss, or items recognized directly in equity or in other comprehensive income.

The Company has determined that interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore accounted for them under IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

Current tax

Current tax is comprised of expected payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using the tax rates enacted or substantively enacted at the reporting date.

Current tax assets and liabilities are offset only if certain criteria are met.

Deferred tax

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred taxes are not recognized for:

‒	Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; and

‒	Temporary differences related to investments in subsidiaries to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Company. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date, and reflects uncertainty related to income taxes, if any.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if certain criteria are met.

J. Property and equipment

Recognition and measurement

Items of property and equipment are measured at cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses. If significant parts of an item of property and equipment have different useful lives, then they are accounted for as separate items (significant components) of property and equipment.

Any gain or loss on disposal of an item of property and equipment is recognized in profit or loss.

Subsequent expenditures

Subsequent expenditures are capitalized only if it is probable that future economic benefits associated with the expenditure will flow to the Company.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

Depreciation

Depreciation is calculated to write off the cost of items of property and equipment less their estimated residual values using the straight-line method over their estimated useful lives and is generally recognized in profit or loss.

The estimated useful lives of property and equipment for current and comparative periods are as follows:

Computer equipment:	3 years
Furniture and fixtures:	5-10 years.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.

K. Financial instruments

Recognition and initial measurement

Financial assets and financial liabilities are recognized on the Company’s consolidated statements of financial position when Real becomes party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Classification and subsequent measurement

Financial assets – Policy

Financial Assets:

Financial assets are comprised of investments in equity and debt securities, trade and other receivables, cash and cash equivalents and other financial assets.

Initial recognition:

All financial assets are recognized initially at fair value plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Subsequent measurement:

Financial assets measured at amortized cost:

Financial assets held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding are measured at amortized cost using effective interest rate (EIR) method. The EIR amortization is recognized as finance income in the Statement of Income.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

The Company while applying above criteria has classified the following financial assets at amortized cost

- Trade receivables

- Other financial assets.

- Investment in debt securities

Financial assets at fair value through other comprehensive income (FVTOCI):

Financial assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding are subsequently measured at FVTOCI. Fair value movements in financial assets at FVTOCI are recognized in other comprehensive income.

Equity instruments held for trading are classified as at fair value through profit or loss (FVTPL). For other equity instruments the Company classifies the same as at FVTOCI or FVTPL. The classification is made on initial recognition and is irrevocable. Fair value changes on equity investments at FVTOCI, excluding dividends, are recognized in other comprehensive income (OCI).

Financial assets at fair value through profit or loss (FVTPL):

Financial assets are measured at fair value through profit or loss if it does not meet the criteria for classification as measured at amortized cost or at fair value through other comprehensive income. All fair value changes are recognized in the Statement of Income.

A financial asset is measured at amortized cost if it meets both of the following conditions as is not designated as FVTPL:

‒	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

‒	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as FVTPL:

‒	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

‒	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

Financial assets – Business model assessment

The Company assesses the objective of the business model in which a financial asset is held at a portfolio level, because this best reflects the way the business is managed, and information is provided to management. The information considered includes:

‒	the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows;

‒	how the performance of the portfolio is evaluated and reported to the Company’s management;

‒	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

‒	how managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and

‒	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and the expectations of future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales, consistent with the Company’s continuing recognition of the assets.

Financial assets that are held for trading or are managed and whose performance is evaluated on a fair value basis are measured at FVTPL.

Financial assets – Subsequent measurement and gains and losses

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
Debt investments at FVOCI	These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.
Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses recognized in OCI and are never reclassified to profit or loss.

Financial liabilities – Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and their net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

Derecognition

Financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows or the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Offsetting

Financial assets and financial liabilities are offset and the net amount presented on the consolidated statements of financial position, only when the Company has a legally enforceable right to offset the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

L. Share capital

i.	Common shares

Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity. Income tax relating to transactions costs of an equity transaction are accounted for in accordance with IAS 12.

ii.	Preferred Shares

Preferred shares are the shares that pay a fixed dividend prior to any distributions to the holders of the issuer’s common stock. This payment is typically cumulative, so any delayed prior payments must be paid to the preferred stockholders before distributions can be made to the holders of common stock. As of December 31, 2019, the Company’s preferred shares were classified as liability, due to the rights of the holders to require a cash settlement not within the control of the Company. On June 5, 2020, the 68,460 preferred shares were converted into equity. As of December 31, 2022, the Company does not have preferred shares.

iii.	Non – controlling interests

Non-controlling interests represents the portion of net income and net assets which the Company does not own, either directly or indirectly. It is presented as “Attributable to non-controlling interests” separately in the Consolidated Statements of Loss, and separately from shareholders’ equity in the Consolidated Statements of Financial Position.

M. Goodwill

Goodwill is the excess of the consideration transferred over the net identifiable assets acquired and liabilities assumed in a business combination. Goodwill is tested annually for impairment, or more regularly if certain indicators are present. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash generating units (CGU) that are expected to benefit from the synergies of the combination and represent the lowest level at which the goodwill is monitored for internal management purposes. The recoverable amount is the higher of the fair value less cost to sell and the value in use; where the value in use is the present value of the future cash flows. Goodwill is evaluated for impairment by comparing the recoverable amount of the Company’s operating segments to the carrying amount of the operating segments to which the goodwill relates. If the recoverable amount is less than the carrying amount an impairment charge is determined. We review goodwill for impairment on an annual basis in the fiscal fourth quarter or on an interim basis if an event occurs or circumstances change that indicate goodwill may be impaired. For the year ended December 31, 2022 and 2021, we performed an assessment of goodwill related to our previous business acquisition which did not result in an impairment charge for either of the years.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

N. Impairment

Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. An impairment loss is recognized in the consolidated statement of loss and other comprehensive loss consistent with the function of the assets, for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows. Prior impairments of non-financial assets (other than goodwill) are reviewed for possible reversal each reporting period.

O. Provisions

Provisions are recognized when present (legal or constructive) obligations as a result of a past event will lead to a probable outflow of economic resources and amounts can be estimated reliably. Provisions are measured at management’s best estimate of the expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation.

The Company performs evaluations to identify onerous contracts and, where applicable, records provisions for such contracts. All provisions are reviewed at each reporting date and adjusted to reflect the current best estimate. In those cases where the possible outflow of economic resources as a result of present obligations is considered remote, no liability is recognized.

P. Leases

At the inception of a contract, the Company assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements (i.e. changes in lease term) of the lease liability.

The lease liability is initially measured at the present value of lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

Lease payments included in the measurement of the lease liability comprise the following:

‒	fixed payments, including in-substance fixed payments;

‒	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

‒	amounts expected to be payable under a residual value guarantee; and

‒	the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Short-term leases and leases of low-value assets

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases of machinery that have a lease term of 12 months or less and leases of assets that are less than $5 per month including IT equipment. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Q. Business combinations

Business combinations are accounted for under the purchase method. The acquiree’s identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition under IFRS 3 ‘Business Combinations’, are recognized at their fair value at the acquisition date, except certain assets and liabilities required to be measured as per the applicable standards.

Goodwill is recognized when the fair value of purchase consideration and non-controlling interests exceeds the fair value of identifiable net assets acquired on the acquisition date. Goodwill arising on acquisitions is reviewed for impairment annually. Where the fair values of the identifiable assets and liabilities exceed the cost of acquisition, the Company assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the surplus is credited to the consolidated statements of profit or loss in the period of acquisition.

Where it is not possible to complete the determination of fair values by the date on which the first post-acquisition financial statements are approved, a provisional assessment of fair value is made and any adjustments required to those provisional fair values are finalized within twelve months of the acquisition date.

Those provisional amounts are adjusted through goodwill during the measurement period, or additional assets or liabilities are recognized to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date. These adjustments are called measurement period adjustments. The measurement period does not exceed twelve months from the acquisition date.

Any non-controlling interest in an acquiree is measured at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net identifiable assets. This accounting choice is made on a transaction-by-transaction basis.

Acquisition expenses are charged to consolidated statements of profit or loss.

If the Company acquires a group of assets in a company that does not constitute a business in accordance with IFRS 3, the cost of the acquired group of assets is allocated to the individual identifiable assets acquired based on their relative fair value.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

R. Accounting policy development

New and amended IFRS Accounting Standards that are effective for the current year

In the current year, the Company has applied a number of amendments to IFRS Accounting Standards issued by the International Accounting Standards Board (IASB) that are mandatorily effective for an accounting period that begins on or after 1 January 2022. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements. Amendments to IFRS 3 Reference to the Conceptual Framework The Company has adopted the amendments to IFRS 3 Business Combinations for the first time in the current year. The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework. They also add to IFRS 3 a requirement that, for obligations within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets, an acquirer applies IAS 37 to determine whether at the acquisition date a present obligation exists as a result of past events. For a levy that would be within the scope of IFRIC 21 Levies, the acquirer applies IFRIC 21 to determine whether the obligating event that gives rise to a liability to pay the levy has occurred by the acquisition date.

Amendments to IAS 16 Property, Plant and Equipment-Proceeds before Intended Use

The Company has adopted the amendments to IAS 16 Property, Plant and Equipment for the first time in the current year. The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use, i.e. proceeds while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognizes such sales proceeds and related costs in profit or loss. The entity measures the cost of those items in accordance with IAS 2 Inventories.

The amendments also clarify the meaning of ‘testing whether an asset is functioning properly’. IAS 16 now specifies this as assessing whether the technical and physical performance of the asset is such that it is capable of being used in the production or supply of goods or services, for rental to others, or for administrative purposes. If not presented separately in the statement of comprehensive income, the financial statements shall disclose the amounts of proceeds and cost included in profit or loss that relate to items produced that are not an output of the entity’s ordinary activities, and which line item(s) in the statement of comprehensive income include(s) such proceeds and cost.

Standards, interpretations, and amendments to standards not yet effective and not yet applied

Amendments to IAS 1 Presentation of Financial Statements—Classification of Liabilities as Current or Non-current

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

The amendments are applied retrospectively for annual periods beginning on or after January 1, 2024, with early application permitted. At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective.

In February 2021, the International Accounting Standards Board issued narrow-scope amendments to IAS 1, Presentation of Financial Statements, IFRS Practice Statement 2, Making Materiality Judgements and IAS 8, Accounting Polices, Changes in Accounting Estimates and Errors. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application is permitted. The amendments will require the disclosure of material accounting policy information rather than disclosing significant accounting policies and clarifies how to distinguish changes in accounting policies from changes in accounting estimates. We are currently assessing the impacts of the amended standards, but do not expect that our financial disclosure will be materially affected by the application of the amendments.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

In May 2021, the International Accounting Standards Board issued targeted amendments to IAS 12, Income Taxes. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application is permitted. With a view to reducing diversity in reporting, the amendments will clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and asset retirement (decommissioning) obligations. Based upon our current facts and circumstances, we do not expect our financial performance or disclosure to be materially affected by the application of the amended standard.

S. Revenue Share

The Company has a revenue sharing plan where its agents and brokers can receive additional commission income from real estate transactions consummated by agents and brokers they have attracted to the Company. Agents and brokers are eligible for revenue share based on the number of qualifying active agents they have attracted to the Company. Revenue shares are included as part of Marketing Expenses in the consolidated statements of loss and other comprehensive loss.

T. Warrants Accounting

Warrants are a financial instrument that allow the holder to purchase stock of the issuer at a specified price during the warrant term. The Company classifies a warrant to purchase shares of its common stock as a liability on its consolidated statements of financial position as this warrant is a free-standing financial instrument that may require the Company to transfer consideration upon exercise. Each warrant is initially recorded at fair value on date of grant using the Black-Scholes model and net of issuance costs, and it is subsequently re-measured to fair value at each subsequent balance sheet date. Changes in fair value of the warrant are recognized as a component of other income (expense), net in the consolidated statement of operations and comprehensive loss. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrant.

U. Intangible Assets

The Company’s intangible assets are finite lived and consist primarily of acquired trade name, technology and customer relationships. Each intangible asset is amortized on a straight-line basis over its useful life of 5 years. The Company evaluates its intangible assets for recoverability and potential impairment, or as events or changes in circumstances indicate the carrying value may be impaired.

V. Treasury Share

During the year ended December 31, 2022, the Company purchased 3.8 million Common Shares which were classified as Treasury shares.